                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-1629

                       RIVERSOURCE DIMENSIONS SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:    7/31
Date of reporting period:   4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

              RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
BE Aerospace                                             3,661(b)            $147,758
Ceradyne                                                 1,610(b)              62,726
Taser Intl                                               4,526(b)              33,764
Teledyne Technologies                                      958(b)              56,263
                                                                      ---------------
Total                                                                         300,511
-------------------------------------------------------------------------------------


AIRLINES (2.3%)
Alaska Air Group                                        11,296(b)             242,639
Continental Airlines Cl B                               12,329(b)             221,675
Delta Air Lines                                          7,471(b)              63,578
SkyWest                                                  5,564                105,883
UAL                                                     11,061                164,809
US Airways Group                                        12,841(b)             110,304
                                                                      ---------------
Total                                                                         908,888
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.5%)
ArvinMeritor                                             4,159                 62,135
Exide Technologies                                       1,654(b)              24,132
Goodyear Tire & Rubber                                   4,076(b)             109,155
Lear                                                     3,985(b)             113,852
Modine Mfg                                               5,490                 96,459
TRW Automotive Holdings                                  7,790(b)             199,113
                                                                      ---------------
Total                                                                         604,846
-------------------------------------------------------------------------------------


BEVERAGES (0.8%)
Central European Distribution                            1,992(b)             121,353
Hansen Natural                                           3,095(b)             109,532
PepsiAmericas                                            2,650                 68,105
                                                                      ---------------
Total                                                                         298,990
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.5%)
BioMarin Pharmaceutical                                  4,478(b)             163,268
Cepheid                                                  6,527(b)             127,733
Incyte                                                   8,419(b)              91,346
Isis Pharmaceuticals                                     6,313(b)              74,367
LifeCell                                                 3,466(b)             176,004
Martek Biosciences                                       2,041(b)              71,966
Myriad Genetics                                          2,738(b)             113,737
Onyx Pharmaceuticals                                     2,383(b)              83,786
Savient Pharmaceuticals                                  3,343(b)              73,011
                                                                      ---------------
Total                                                                         975,218
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.8%)
Armstrong World Inds                                     1,224                 43,562
Owens Corning                                            6,304(b)             133,078
Quanex Building Products                                 3,110(b)              52,870
USG                                                      2,762(b)              97,526
                                                                      ---------------
Total                                                                         327,036
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.1%)
BGC Partners Cl A                                        7,678(b)              74,016
Knight Capital Group Cl A                                4,423(b)              82,754
optionsXpress Holdings                                   2,635                 56,573
SWS Group                                                6,798                 89,190
Waddell & Reed Financial Cl A                            3,578                121,152
                                                                      ---------------
Total                                                                         423,685
-------------------------------------------------------------------------------------


CHEMICALS (6.0%)
Ashland                                                  8,440                447,489
Calgon Carbon                                            8,989(b)             128,093
Celanese Series A                                        4,826                215,964
CF Inds Holdings                                         2,846                380,510
Eastman Chemical                                         2,309                169,712
Flotek Inds                                              2,908(b)              54,438
FMC                                                      1,218                 76,466
LSB Inds                                                 3,868(b)              59,219
NewMarket                                                1,908                123,886
Olin                                                     5,175                104,380
PolyOne                                                  7,060(b)              52,103
ShengdaTech                                             12,352(b,c)            95,357
Stepan                                                   1,592                 62,629
Terra Inds                                               5,131(b)             194,260
Westlake Chemical                                        3,216                 53,739
WR Grace & Co                                            4,848(b)             122,945
Zoltek Companies                                         1,758(b)              46,886
                                                                      ---------------
Total                                                                       2,388,076
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (1.2%)
Community Bank System                                    2,001                 51,005
First BanCorp                                            4,760(c)              48,980
First Citizens BancShares Cl A                             437                 61,516
Oriental Financial Group                                 4,973(c)              93,493
UMB Financial                                            3,617                179,549
Whitney Holding                                          1,378                 32,259
                                                                      ---------------
Total                                                                         466,802
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (3.0%)
CBIZ                                                    12,258(b)             108,728
Clean Harbors                                              726(b)              47,894
Copart                                                   2,977(b)             121,670
FTI Consulting                                           2,290(b)             146,560
GeoEye                                                   6,038(b)             139,055
IHS Cl A                                                 2,252(b)             148,745
Layne Christensen                                        2,064(b)              88,071
Standard Parking                                         4,418(b)              94,678
Stericycle                                               2,212(b)             118,077
TEAM                                                     3,145(b)              93,501
TrueBlue                                                 3,843(b)              48,921
Waste Inds USA                                           1,275                 48,131
                                                                      ---------------
Total                                                                       1,204,031
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.7%)
Ciena                                                    1,467(b)              49,599
EMS Technologies                                         3,965(b)             102,535
InterDigital                                             3,270(b)              66,283
Tellabs                                                  9,097(b)              46,941
                                                                      ---------------
Total                                                                         265,358
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (2.6%)
Lexmark Intl Cl A                                        6,862(b)             215,398
Synaptics                                                5,606(b)             190,268
Western Digital                                         21,599(b)             626,155
                                                                      ---------------
Total                                                                       1,031,821
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.8%)
Jacobs Engineering Group                                 2,798(b,d)           241,551
Michael Baker                                            3,765(b)              79,291
                                                                      ---------------
Total                                                                         320,842
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.9%)
Owens-Illinois                                           6,668(b)             367,740
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.4%)
LKQ                                                      6,974(b)             151,754
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


DIVERSIFIED CONSUMER SERVICES (0.3%)
Regis                                                    1,978                $57,757
Strayer Education                                          266                 49,394
                                                                      ---------------
Total                                                                         107,151
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.3%)
Ampal-American Israel Series A                          12,033(b,c)            74,243
NASDAQ OMX Group                                         1,610(b)              58,685
                                                                      ---------------
Total                                                                         132,928
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Shenandoah Telecommunications                         4,223[&]                 57,264
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.1%)
ITC Holdings                                               839                 46,799
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.6%)
American Superconductor                                  4,901(b)             123,897
Encore Wire                                              2,277                 51,460
General Cable                                            2,753(b)             184,452
SunPower Cl A                                            1,870(b)             163,195
Superior Essex                                           1,610(b)              47,865
Vicor                                                    3,874                 46,720
                                                                      ---------------
Total                                                                         617,589
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (3.1%)
Arrow Electronics                                        6,521(b)             177,436
Avnet                                                    5,756(b)             150,750
Benchmark Electronics                                    9,918(b)             176,342
FLIR Systems                                             4,992(b)             171,375
Ingram Micro Cl A                                       11,625(b)             197,741
Plexus                                                   5,898(b)             142,083
Rofin-Sinar Technologies                                 1,673(b)              63,708
SYNNEX                                                   2,326(b)              55,545
Trimble Navigation                                       3,067(b)             100,567
                                                                      ---------------
Total                                                                       1,235,547
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (5.5%)
Global Inds                                              4,707(b)              75,124
Grey Wolf                                               18,999(b)             119,124
Helmerich & Payne                                        9,278                498,693
Oil States Intl                                          4,063(b)             203,394
Patterson-UTI Energy                                    16,129                450,644
SEACOR Holdings                                          2,219(b)             188,859
Tidewater                                                5,302                345,796
Unit                                                     4,769(b)             302,879
                                                                      ---------------
Total                                                                       2,184,513
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.0%)
BJ's Wholesale Club                                      1,900(b)              72,428
Great Atlantic & Pacific Tea                             3,757(b)             103,393
PriceSmart                                               3,208                 91,588
Rite Aid                                                23,049(b)              62,232
Winn-Dixie Stores                                        3,748(b)              66,452
                                                                      ---------------
Total                                                                         396,093
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.7%)
Cal-Maine Foods                                          3,835                113,324
Darling Intl                                            16,258(b)             248,260
Fresh Del Monte Produce                                  4,883(b,c)           154,742
Imperial Sugar                                           2,454                 38,700
Seaboard                                                    75                126,000
                                                                      ---------------
Total                                                                         681,026
-------------------------------------------------------------------------------------


GAS UTILITIES (1.4%)
Atmos Energy                                             3,015                 83,455
EnergySouth                                              1,892                102,263
Laclede Group                                            1,913                 72,350
New Jersey Resources                                     2,958                 94,212
Nicor                                                    6,096                214,091
                                                                      ---------------
Total                                                                         566,371
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
DENTSPLY Intl                                            1,978                 76,885
IDEXX Laboratories                                         770(b)              40,964
Intuitive Surgical                                         450(b)             130,167
Meridian Bioscience                                      6,387                172,002
Merit Medical Systems                                    4,906(b)              72,167
NuVasive                                                 3,253(b)             124,102
Wright Medical Group                                     3,220(b)              89,902
                                                                      ---------------
Total                                                                         706,189
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.2%)
Air Methods                                              2,858(b)             114,606
AMERIGROUP                                               3,576(b)              92,940
HealthSpring                                             2,921(b)              49,190
Healthways                                               1,962(b)              71,672
HMS Holdings                                             2,841(b)              73,213
Kindred Healthcare                                       4,044(b)              95,964
Magellan Health Services                                 1,155(b)              44,571
Molina Healthcare                                        4,676(b)             116,105
ResCare                                                  3,322(b)              54,115
WellCare Health Plans                                    3,532(b)             154,631
                                                                      ---------------
Total                                                                         867,007
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.3%)
Emageon                                                 14,621(b)              32,020
Phase Forward                                            3,779(b)              69,534
                                                                      ---------------
Total                                                                         101,554
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.5%)
Bally Technologies                                       3,057(b)             102,991
WMS Inds                                                 2,280(b)              82,513
                                                                      ---------------
Total                                                                         185,504
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (3.0%)
Avatar Holdings                                          2,476(b)             101,169
Beazer Homes USA                                         9,284                102,774
Champion Enterprises                                     4,924(b)              50,816
MDC Holdings                                             1,798                 78,357
Meritage Homes                                           4,426(b)              83,961
NVR                                                        819(b)             502,456
Ryland Group                                             5,137                164,281
Toll Brothers                                            3,687(b)              83,474
                                                                      ---------------
Total                                                                       1,167,288
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.2%)
Walter Inds                                              1,051                 72,897
-------------------------------------------------------------------------------------


INSURANCE (7.9%)
Allied World Assurance Holdings                          4,683(c)             193,080
American Financial Group                                 8,496                232,960
Arch Capital Group                                       4,534(b,c)           320,327
Aspen Insurance Holdings                                 8,887(c)             230,973
Axis Capital Holdings                                   15,881(c)             538,526
Conseco                                                  9,642(b)             112,329
Fidelity Natl Financial Cl A                            14,369                229,760
First American                                           7,164                234,979
Odyssey Re Holdings                                      2,302                 82,366
Old Republic Intl                                       11,481                164,752
PartnerRe                                                4,832(c)             357,471
RenaissanceRe Holdings                                   6,623(c)             340,687
Transatlantic Holdings                                   2,156                139,817
                                                                      ---------------
Total                                                                       3,178,027
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (1.0%)
Blue Nile                                                  858(b)              42,617
Gaiam Cl A                                               3,161(b)              55,634
NetFlix                                                  1,952(b)              62,425
priceline.com                                            1,725(b)             220,178
                                                                      ---------------
Total                                                                         380,854
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.1%)
CMGI                                                     5,938(b)              82,123
NIC                                                      7,670                 49,702
RealNetworks                                             7,279(b)              44,839
Sohu.com                                                 2,256(b,c)           155,956
Vocus                                                    3,252(b)              90,373
                                                                      ---------------
Total                                                                         422,993
-------------------------------------------------------------------------------------


IT SERVICES (1.7%)
Hewitt Associates Cl A                                   1,142(b)              46,822
Iron Mountain                                            2,627(b)              72,164
ManTech Intl Cl A                                        1,995(b)              95,301
SAIC                                                    20,574(b)             390,906
TNS                                                      3,154(b)              72,542
                                                                      ---------------
Total                                                                         677,735
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.9%)
Brunswick                                               14,232                237,390
JAKKS Pacific                                            5,484(b)             128,819
                                                                      ---------------
Total                                                                         366,209
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (2.3%)
Bio-Rad Laboratories Cl A                                1,215(b)             101,270
Covance                                                  1,419(b)             118,898
eResearchTechnology                                      9,189(b)             111,922
Illumina                                                 1,891(b)             147,290
Invitrogen                                                 931(b)              87,114
Kendle Intl                                              1,491(b)              63,651
Luminex                                                  6,315(b)             123,206
PAREXEL Intl                                             6,530(b)             165,861
                                                                      ---------------
Total                                                                         919,212
-------------------------------------------------------------------------------------


MACHINERY (4.9%)
AGCO                                                     4,167(b)             250,561
Badger Meter                                               914                 47,592
Bucyrus Intl Cl A                                        1,299                163,583
Dynamic Materials                                        2,230                104,877
Flowserve                                                1,328                164,792
FreightCar America                                       3,790                145,536
Harsco                                                   2,287                135,688
Hurco Companies                                          2,024(b)              92,679
LB Foster Cl A                                           4,169(b)             133,825
Lindsay                                                  1,180                122,862
Manitowoc                                                1,602                 60,588
Mueller Inds                                             5,155                166,867


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MACHINERY (CONT.)
NACCO Inds Cl A                                            640                $57,536
Robbins & Myers                                          3,139                125,121
Timken                                                   5,049                182,520
                                                                      ---------------
Total                                                                       1,954,627
-------------------------------------------------------------------------------------


MARINE (0.8%)
Genco Shipping & Trading                                 2,700                182,655
TBS Intl Series A                                        3,775(b,c)           151,680
                                                                      ---------------
Total                                                                         334,335
-------------------------------------------------------------------------------------


MEDIA (0.3%)
Gemstar-TV Guide Intl                                    4,713(b)              18,993
TiVo                                                    12,696(b)             104,488
                                                                      ---------------
Total                                                                         123,481
-------------------------------------------------------------------------------------


METALS & MINING (3.6%)
AK Steel Holding                                         2,433                152,744
Century Aluminum                                           834(b)              57,788
Cleveland-Cliffs                                         2,083                334,113
Coeur d'Alene Mines                                     23,585(b)              72,406
Commercial Metals                                       12,252                381,527
Compass Minerals Intl                                    1,429                 90,027
General Moly                                             8,702(b)              78,666
Kaiser Aluminum                                            517                 35,482
Olympic Steel                                            1,142                 58,470
Schnitzer Steel Inds Cl A                                1,404                123,552
Worthington Inds                                         2,378                 42,828
                                                                      ---------------
Total                                                                       1,427,603
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.1%)
Big Lots                                                 1,825(b)              49,330
Dillard's Cl A                                          15,928                324,931
Family Dollar Stores                                     2,290                 49,006
                                                                      ---------------
Total                                                                         423,267
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.4%)
Integrys Energy Group                                    3,473                166,322
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.1%)
Alpha Natural Resources                                  4,760(b)             231,574
Cimarex Energy                                           6,574                409,560
Forest Oil                                               2,672(b)             157,461
Frontier Oil                                            11,222                278,867
Frontline                                                4,566(c)             255,970
Holly                                                    2,455                101,833
Overseas Shipholding Group                               2,390                179,871
St. Mary Land & Exploration                              4,384                191,668
Stone Energy                                             2,888(b,d)           175,995
Swift Energy                                             3,477(b)             181,291
Whiting Petroleum                                        3,101(b)             237,289
                                                                      ---------------
Total                                                                       2,401,379
-------------------------------------------------------------------------------------


PHARMACEUTICALS (2.7%)
Auxilium Pharmaceuticals                                 4,606(b)             141,635
Bentley Pharmaceuticals                                  6,149(b)              94,695
Durect                                                  21,500(b)              97,610
King Pharmaceuticals                                    24,950(b)             234,280
Medicines                                                2,387(b)              47,143
Perrigo                                                  3,670                150,432
POZEN                                                    5,759(b)              76,192
ViroPharma                                              10,447(b)              95,695
XenoPort                                                 2,800(b)             119,784
                                                                      ---------------
Total                                                                       1,057,466
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (1.5%)
Annaly Capital Management                               12,437                208,444
Anworth Mtge Asset                                      11,281                 75,357
LTC Properties                                           1,713                 46,645
MFA Mtge Investments                                    10,145                 70,914
Nationwide Health Properties                             1,300                 46,826
Omega Healthcare Investors                               2,675                 46,813
Senior Housing Properties Trust                          1,931                 46,247
Ventas                                                     959                 46,569
                                                                      ---------------
Total                                                                         587,815
-------------------------------------------------------------------------------------


ROAD & RAIL (2.8%)
Arkansas Best                                            6,828                269,570
Avis Budget Group                                        3,605(b)              47,874
Con-way                                                  4,045                187,081
Ryder System                                             3,198                218,967
Werner Enterprises                                       6,633                129,012
YRC Worldwide                                           14,525(b)             236,031
                                                                      ---------------
Total                                                                       1,088,535
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Advanced Analogic Technologies                           7,624(b)              52,758
Amkor Technology                                        11,032(b)             105,356
Cypress Semiconductor                                    2,317(b)              65,154
MKS Instruments                                          2,242(b)              51,230
OmniVision Technologies                                  9,915(b)             159,036
Pericom Semiconductor                                    7,500(b)             127,800
                                                                      ---------------
Total                                                                         561,334
-------------------------------------------------------------------------------------


SOFTWARE (1.6%)
ANSYS                                                    2,247(b)              90,397
Concur Technologies                                      6,306(b)             208,980
NAVTEQ                                                   1,871(b)             138,847
Nuance Communications                                    6,200(b)             125,736
Taleo Cl A                                               3,143(b)              61,289
                                                                      ---------------
Total                                                                         625,249
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.7%)
American Eagle Outfitters                                3,077                 56,524
AnnTaylor Stores                                         1,722(b)              43,567
Asbury Automotive Group                                  7,026                116,983
AutoNation                                              13,765(b)             220,378
Barnes & Noble                                           9,010                290,844
Blockbuster Cl A                                        52,068(b)             152,039
Cato Cl A                                                8,358                144,176
Collective Brands                                        4,458(b)              55,145
Foot Locker                                             13,960                176,594
GameStop Cl A                                            2,974(b)             163,689
Group 1 Automotive                                       2,962                 79,026
Men's Wearhouse                                          2,121                 56,482
OfficeMax                                                2,549                 46,570
RadioShack                                               9,662                134,302
Rent-A-Center                                            7,914(b)             170,388
Sonic Automotive Cl A                                    8,936                181,311
Stage Stores                                             9,845                154,960
                                                                      ---------------
Total                                                                       2,242,978
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Deckers Outdoor                                            536(b)              74,006
Hanesbrands                                              3,887(b)             136,123
Jones Apparel Group                                     10,812                171,153
                                                                      ---------------
Total                                                                         381,282
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.6%)
Corus Bankshares                                        15,736                115,345
PMI Group                                               18,405                103,620
                                                                      ---------------
Total                                                                         218,965
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.7%)
Rush Enterprises Cl A                                    3,239(b)              52,213
United Rentals                                           6,444(b)             121,405
WESCO Intl                                               2,654(b)              98,755
                                                                      ---------------
Total                                                                         272,373
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Syniverse Holdings                                       3,986(b)              62,620
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $43,865,129)                                                       $39,035,979
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.72%              1,012,550(e)          $1,012,550
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,012,550)                                                         $1,012,550
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $44,877,679)(f)                                                    $40,048,529
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 7.6% of net assets.


--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                              CONTRACTS
---------------------------------------------------------------------------------------
PURCHASE CONTRACTS
E-Mini S&P MidCap 400 Index, June 2008                                            2
Mini Russell 2000 Index, June 2008                                                3


(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.

(f) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $44,878,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $3,210,000
Unrealized depreciation                                                       (8,039,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                  $(4,829,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND

                                AT APRIL 30, 2008



APRIL 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.4%)
Ceradyne                                                2,052(b)              $79,946
Cubic                                                     969                  26,270
Curtiss-Wright                                          1,850                  87,857
Esterline Technologies                                    496(b)               27,607
Orbital Sciences                                        4,949(b)              133,178
Teledyne Technologies                                   1,521(b)               89,328
Triumph Group                                           1,505                  88,599
                                                                      ---------------
Total                                                                         532,785
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.4%)
ABX Holdings                                           14,386(b)               38,554
Atlas Air Worldwide Holdings                            1,137(b)               68,994
Park-Ohio Holdings                                      1,603(b)               26,738
                                                                      ---------------
Total                                                                         134,286
-------------------------------------------------------------------------------------


AIRLINES (1.6%)
Alaska Air Group                                       12,301(b)              264,225
ExpressJet Holdings                                    13,333(b)               40,399
SkyWest                                                14,529                 276,487
                                                                      ---------------
Total                                                                         581,111
-------------------------------------------------------------------------------------


AUTO COMPONENTS (1.8%)
Aftermarket Technology                                  4,046(b)               92,694
American Axle & Mfg Holdings                            2,970                  59,816
ArvinMeritor                                            5,262                  78,614
Cooper Tire & Rubber                                    3,693                  48,526
Exide Technologies                                      4,969(b)               72,498
Lear                                                    3,889(b)              111,108
Modine Mfg                                              6,309                 110,849
Standard Motor Products                                 7,371                  44,816
Superior Inds Intl                                      1,858                  37,736
Visteon                                                 2,842(b)               12,334
                                                                      ---------------
Total                                                                         668,991
-------------------------------------------------------------------------------------


BEVERAGES (1.1%)
Boston Beer Cl A                                        4,828(b)              213,880
Central European Distribution                           3,155(b)              192,203
                                                                      ---------------
Total                                                                         406,083
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.9%)
Applera-Celera Group                                    2,116(b,d)             28,312
Incyte                                                 14,402(b)              156,262
Isis Pharmaceuticals                                   12,128(b)              142,868
                                                                      ---------------
Total                                                                         327,442
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (1.1%)
American Woodmark                                       2,700                  50,949
Ameron Intl                                             1,047                 103,444
Gibraltar Inds                                          3,490                  36,471
Griffon                                                 5,100(b)               47,685
Insteel Inds                                            1,811                  22,565
Quanex Building Products                                2,664(b)               45,288
Universal Forest Products                               3,172                 110,099
                                                                      ---------------
Total                                                                         416,501
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.9%)
Apollo Investment                                       4,108                  66,467
Cowen Group                                             3,993(b)               26,553
Evercore Partners Cl A                                  1,442                  24,312
Knight Capital Group Cl A                               7,928(b)              148,334
MCG Capital                                             7,447                  57,044
Piper Jaffray Companies                                 1,798(b)               66,993
SWS Group                                               9,559                 125,414
Waddell & Reed Financial Cl A                           5,561                 188,296
                                                                      ---------------
Total                                                                         703,413
-------------------------------------------------------------------------------------


CHEMICALS (5.1%)
Arch Chemicals                                          2,837                  96,657
Calgon Carbon                                          11,313(b,e)            161,210
CF Inds Holdings                                        3,383                 452,307
Georgia Gulf                                            2,509                  15,079
Koppers Holdings                                        5,007                 242,539
NewMarket                                               2,752                 178,687
Olin                                                    2,569                  51,817
OM Group                                                3,425(b)              187,553
PolyOne                                                17,163(b)              126,663
Rockwood Holdings                                       1,149(b)               42,410
Stepan                                                  3,999                 157,321
WR Grace & Co                                           6,970(b)              176,759
                                                                      ---------------
Total                                                                       1,889,002
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (6.8%)
1st Source                                                943                  18,690
BancFirst                                               3,648                 159,527
Capital Corp of the West                                1,011                   6,925
Capitol Bancorp                                         7,257                 124,748
Chemical Financial                                      6,654(e)              161,559
City Holding                                              528                  21,954
Community Bancorp                                       1,053(b)               11,688
Community Bank System                                   2,582                  65,815
Community Trust Bancorp                                 5,882                 176,813
First BanCorp                                           9,385(c)               96,572
First Community Bancshares                              1,916                  64,033
First Regional Bancorp                                    862(b)               12,801
First State Bancorporation                              6,808                  63,314
Glacier Bancorp                                         3,678                  75,693
Hanmi Financial                                         1,980                  13,840
Heritage Commerce                                       1,067                  18,865
Independent Bank                                        1,986                  15,848
MainSource Financial Group                             10,107                 149,685
Oriental Financial Group                                3,499(c)               65,781
Preferred Bank                                          1,065                  12,471
Renasant                                                  951                  22,035
Republic Bancorp Cl A                                   2,928                  67,725
Security Bank                                          12,265                  94,195
Simmons First Natl Cl A                                 3,875                 124,039
Southside Bancshares                                    2,739                  66,092
Southwest Bancorp                                       1,058                  18,621
Taylor Capital Group                                    3,651                  54,473
Tompkins Financial                                      1,359                  65,735
Trustmark                                               7,144(e)              155,596
UMB Financial                                           4,305                 213,701
Umpqua Holdings                                         9,459                 139,520
Union Bankshares                                          917                  17,570
Univest Corp of Pennsylvania                              852                  21,828
W Holding                                              86,156(c)               90,464
West Coast Bancorp                                        951                  12,277
Wilshire Bancorp                                        2,037                  16,785
                                                                      ---------------
Total                                                                       2,517,278
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (3.6%)
ABM Inds                                                2,236                  46,822
AMREP                                                     289                  15,071
CBIZ                                                   14,403(b)              127,755
CDI                                                       930                  25,296
Exponent                                                5,809(b)              195,995
GeoEye                                                  6,526(b)              150,294
IKON Office Solutions                                  14,446                 158,184
Kelly Services Cl A                                     4,818                 107,201
Kimball Intl Cl B                                       2,935                  30,142
PHH                                                     3,814(b)               74,869
Spherion                                                6,173(b)               30,495
Standard Parking                                        8,858(b)              189,826
Tetra Tech                                              1,465(b)               30,955
Viad                                                      968                  30,453
Volt Information Sciences                               2,388(b)               31,856
Watson Wyatt Worldwide Cl A                             1,725                 101,120
                                                                      ---------------
Total                                                                       1,346,334
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


COMMUNICATIONS EQUIPMENT (1.1%)
ARRIS Group                                            13,724(b)             $111,164
Black Box                                               2,326                  69,152
Dycom Inds                                              2,219(b)               31,909
EMS Technologies                                        6,267(b)              162,065
Loral Space & Communications                            1,769(b)               38,193
                                                                      ---------------
Total                                                                         412,483
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.8%)
Adaptec                                                22,417(b)               62,543
Electronics for Imaging                                 1,619(b)               23,346
Imation                                                 4,278                 100,277
Immersion                                               5,789(b)               65,358
Palm                                                    5,616                  32,348
                                                                      ---------------
Total                                                                         283,872
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.3%)
Granite Construction                                      688                  23,598
Perini                                                  2,050(b)               74,169
                                                                      ---------------
Total                                                                          97,767
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.4%)
Headwaters                                             10,089(b)              115,318
U.S. Concrete                                           6,248(b)               20,618
                                                                      ---------------
Total                                                                         135,936
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.4%)
Cash America Intl                                       3,489                 142,316
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Building Materials Holding                             10,447                  48,683
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.7%)
INVESTools                                             12,348(b)              143,113
Regis                                                   3,785                 110,522
                                                                      ---------------
Total                                                                         253,635
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Ampal-American Israel Series A                         21,423(b,c)            132,180
Primus Guaranty                                         5,783(b,c)             25,792
                                                                      ---------------
Total                                                                         157,972
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
Alaska Communications Systems Group                     6,477                  72,413
Atlantic Tele-Network                                   1,584                  49,310
Shenandoah Telecommunications                           6,802                  92,235
                                                                      ---------------
Total                                                                         213,958
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.8%)
Central Vermont Public Service                          1,133                  26,399
Portland General Electric                               4,379                 105,096
UIL Holdings                                            4,169                 130,490
Westar Energy                                           1,916                  44,432
                                                                      ---------------
Total                                                                         306,417
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (1.6%)
Encore Wire                                             3,604                  81,450
GrafTech Intl                                          10,250(b)              201,413
Powell Inds                                             4,196(b)              176,526
Superior Essex                                          4,114(b)              122,309
                                                                      ---------------
Total                                                                         581,698
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT & INSTRUMENTS (2.5%)
Anixter Intl                                            1,196(b)               68,136
Benchmark Electronics                                  14,489(b)              257,615
Brightpoint                                             7,770(b)               71,173
Insight Enterprises                                     5,122(b)               61,771
Methode Electronics                                     2,508                  27,187
Plexus                                                  3,602(b)               86,772
Rofin-Sinar Technologies                                4,619(b)              175,892
SYNNEX                                                  4,564(b)              108,988
Technitrol                                              3,952                  82,992
                                                                      ---------------
Total                                                                         940,526
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (5.1%)
BASiC Energy Services                                   2,870(b)               66,584
Bristow Group                                           3,214(b)              169,539
Bronco Drilling                                         6,667(b)              114,672
Dawson Geophysical                                      1,691(b)              122,327
Exterran Holdings                                         848(b)               56,638
Grey Wolf                                              49,003(b)              307,249
GulfMark Offshore                                       2,500(b)              149,500
Hornbeck Offshore Services                                966(b)               48,174
Oil States Intl                                         6,453(b)              323,036
Parker Drilling                                        12,843(b)              103,001
Pioneer Drilling                                       11,920(b)              194,654
T-3 Energy Services                                     2,762(b)              145,834
Trico Marine Services                                   1,703(b)               64,186
Union Drilling                                          1,933(b)               32,687
                                                                      ---------------
Total                                                                       1,898,081
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (2.5%)
Andersons                                               3,883                 176,482
Great Atlantic & Pacific Tea                            5,729(b)              157,662
Nash Finch                                                465                  17,010
PriceSmart                                              7,345                 209,700
Ruddick                                                 5,696                 220,435
Village Super Market Cl A                                 806                  37,955
Weis Markets                                            1,162                  35,685
Winn-Dixie Stores                                       4,977(b)               88,242
                                                                      ---------------
Total                                                                         943,171
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.4%)
Cal-Maine Foods                                         5,316                 157,088
Chiquita Brands Intl                                    2,921(b)               66,453
Fresh Del Monte Produce                                 1,859(b,c)             58,912
Imperial Sugar                                          3,311                  52,214
Seaboard                                                  106                 178,080
                                                                      ---------------
Total                                                                         512,747
-------------------------------------------------------------------------------------


GAS UTILITIES (1.1%)
EnergySouth                                             3,336                 180,311
Laclede Group                                             845                  31,958
New Jersey Resources                                    4,077                 129,852
South Jersey Inds                                       1,324                  48,339
                                                                      ---------------
Total                                                                         390,460
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Inverness Medical Innovations                           2,361(b)               87,357
Wright Medical Group                                    3,482(b)               97,217
ZOLL Medical                                            3,035(b)              101,309
                                                                      ---------------
Total                                                                         285,883
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (3.5%)
Alliance Imaging                                       20,272(b)              165,217
Amedisys                                                3,805(b)              197,099
AMERIGROUP                                              8,705(b)              226,243
HealthSpring                                            2,331(b)               39,254
Kindred Healthcare                                      9,294(b)              220,547
Magellan Health Services                                1,585(b)               61,165
Molina Healthcare                                       5,604(b)              139,147
RehabCare Group                                         3,980(b)               67,660
ResCare                                                 6,119(b)               99,679
Universal American Financial                            6,602(b)               70,839
                                                                      ---------------
Total                                                                       1,286,850
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.4%)
Bob Evans Farms                                         3,264                  91,621
O'Charley's                                             4,974                  57,698
                                                                      ---------------
Total                                                                         149,319
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.5%)
American Greetings Cl A                                 3,828                  68,521
Avatar Holdings                                         1,620(b)               66,193
Beazer Homes USA                                       11,104                 122,922
Brookfield Homes                                        1,581                  24,885
CSS Inds                                                  778                  24,328
Furniture Brands Intl                                   5,195                  70,392
Hooker Furniture                                        1,456                  30,532
Hovnanian Enterprises Cl A                              5,816(b)               68,745
M/I Homes                                               3,063                  52,530
Meritage Homes                                          5,099(b)               96,728
Natl Presto Inds                                          792                  42,918
Standard-Pacific                                       11,063                  55,979
Tupperware Brands                                       4,784                 188,491
                                                                      ---------------
Total                                                                         913,164
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.2%)
Tredegar                                                5,483                  89,592
-------------------------------------------------------------------------------------


INSURANCE (10.7%)
American Physicians Capital                               804                  37,265
Aspen Insurance Holdings                               24,399(c)              634,131
Commerce Group                                          6,870                 250,343
Employers Holdings                                      5,104                  97,384
Infinity Property & Casualty                            1,708                  66,202
IPC Holdings                                           13,077(c)              380,671
LandAmerica Financial Group                             3,062                  87,879
Max Capital Group                                      11,612(c)              271,837
Montpelier Re Holdings                                 18,639(c)              307,544
Natl Western Life Insurance Cl A                          369                  93,586
Odyssey Re Holdings                                     9,001                 322,056
Platinum Underwriters Holdings                         10,769(c)              386,284
Presidential Life                                       6,153                 104,355
Safety Insurance Group                                  4,931(e)              177,023
Selective Insurance Group                              13,382                 285,304
Stewart Information Services                            3,717                  91,029
Zenith Natl Insurance                                   9,004                 334,409
                                                                      ---------------
Total                                                                       3,927,302
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.4%)
Gaiam Cl A                                              5,003(b)               88,053
Systemax                                                4,497                  71,952
                                                                      ---------------
Total                                                                         160,005
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.2%)
CMGI                                                   11,635(b)              160,911
EarthLink                                               5,932(b)               54,159
InfoSpace                                                 480                   5,789
RealNetworks                                           19,066(b)              117,447
SonicWALL                                              13,937(b)              107,176
                                                                      ---------------
Total                                                                         445,482
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


IT SERVICES (2.5%)
ManTech Intl Cl A                                       3,420(b)             $163,373
Perot Systems Cl A                                      6,208(b)               97,093
SAIC                                                   29,056(b)              552,065
TNS                                                     5,744(b)              132,112
                                                                      ---------------
Total                                                                         944,643
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.7%)
Arctic Cat                                              3,338                  25,302
JAKKS Pacific                                           8,259(b)              194,004
MarineMax                                               3,266(b)               37,232
                                                                      ---------------
Total                                                                         256,538
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.7%)
Bio-Rad Laboratories Cl A                               2,270(b)              189,205
PharmaNet Development Group                             2,355(b)               56,190
                                                                      ---------------
Total                                                                         245,395
-------------------------------------------------------------------------------------


MACHINERY (4.4%)
Ampco-Pittsburgh                                        1,003                  45,356
Badger Meter                                            3,419                 178,027
Barnes Group                                            2,199                  57,350
CIRCOR Intl                                             4,130                 198,942
Columbus McKinnon                                         471(b)               13,334
Commercial Vehicle Group                                3,154(b)               38,006
FreightCar America                                      1,629                  62,554
Hardinge                                                5,628                  93,875
LB Foster Cl A                                          3,904(b)              125,318
Lindsay                                                 1,707                 177,733
Miller Inds                                             8,759(b)               98,802
Mueller Inds                                            4,815(e)              155,862
NACCO Inds Cl A                                         1,424                 128,018
Robbins & Myers                                         5,328                 212,373
Tennant                                                 1,601                  54,642
Wabash Natl                                               829                   6,947
                                                                      ---------------
Total                                                                       1,647,139
-------------------------------------------------------------------------------------


MARINE (1.0%)
Eagle Bulk Shipping                                       904                  26,605
Genco Shipping & Trading                                3,444                 232,986
TBS Intl Series A                                       2,771(b,c)            111,339
                                                                      ---------------
Total                                                                         370,930
-------------------------------------------------------------------------------------


MEDIA (0.6%)
DG FastChannel                                          5,781(b)              107,815
Gemstar-TV Guide Intl                                  16,851(b)               67,910
Knology                                                 2,084(b)               26,717
Scholastic                                                856(b)               24,096
                                                                      ---------------
Total                                                                         226,538
-------------------------------------------------------------------------------------


METALS & MINING (2.1%)
AM Castle & Co                                          2,574                  79,562
AMCOL Intl                                              3,981                 118,236
Century Aluminum                                        1,519(b)              105,252
Compass Minerals Intl                                   2,268                 142,884
Olympic Steel                                           2,106                 107,827
Schnitzer Steel Inds Cl A                               1,793                 157,783
Worthington Inds                                        3,668                  66,061
                                                                      ---------------
Total                                                                         777,605
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
Fred's Cl A                                             8,050                  89,194
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.3%)
NorthWestern                                            2,756                  68,404
PNM Resources                                           2,956                  42,832
                                                                      ---------------
Total                                                                         111,236
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (4.8%)
Berry Petroleum Cl A                                    1,130                  55,958
Bill Barrett                                            1,903(b)               97,871
Brigham Exploration                                     4,519(b)               42,659
Callon Petroleum                                        3,257(b)               65,140
General Maritime                                        2,105                  55,004
Golar LNG                                               4,421(c)               88,685
Meridian Resource                                       8,794(b)               18,643
Petrohawk Energy                                        3,115(b)               73,639
Stone Energy                                            4,221(b)              257,228
Swift Energy                                            9,591(b)              500,074
USEC                                                   20,945(b)               97,185
Whiting Petroleum                                       5,706(b)              436,623
                                                                      ---------------
Total                                                                       1,788,709
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.1%)
Schweitzer-Mauduit Intl                                 1,130                  25,007
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.3%)
Chattem                                                 1,849(b)              129,208
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.6%)
Perrigo                                                 5,498                 225,363
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (3.3%)
Annaly Capital Management                               7,854                 131,633
Anworth Mtge Asset                                     15,588                 104,128
BRT Realty Trust                                        3,773                  56,897
Capital Trust Cl A                                      2,651                  70,914
Crystal River Capital                                   2,455                  20,254
Deerfield Capital                                      15,717                  22,004
Entertainment Properties Trust                            575                  30,682
Kite Realty Group Trust                                 5,156                  70,018
LTC Properties                                          3,667                  99,852
Medical Properties Trust                                5,082                  61,746
MFA Mtge Investments                                   22,287                 155,787
Nationwide Health Properties                            3,968                 142,928
Natl Health Investors                                   2,200                  67,298
Redwood Trust                                           2,266                  75,435
Senior Housing Properties Trust                         5,352                 128,180
                                                                      ---------------
Total                                                                       1,237,756
-------------------------------------------------------------------------------------


ROAD & RAIL (1.3%)
Arkansas Best                                           6,552                 258,673
Saia                                                    3,835(b)               52,961
Werner Enterprises                                      9,500                 184,775
                                                                      ---------------
Total                                                                         496,409
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Brooks Automation                                       4,478(b)               46,392
MKS Instruments                                         9,771(b)              223,268
OmniVision Technologies                                10,734(b)              172,173
Pericom Semiconductor                                  10,551(b)              179,789
Silicon Storage Technology                              9,903(b)               30,402
Skyworks Solutions                                     10,620(b)               92,288
Spansion Cl A                                          24,847(b)               81,995
Zoran                                                   3,933(b)               51,758
                                                                      ---------------
Total                                                                         878,065
-------------------------------------------------------------------------------------


SOFTWARE (0.5%)
Blackbaud                                               3,852                  90,483
Pegasystems                                             9,622                 101,705
                                                                      ---------------
Total                                                                         192,188
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.0%)
Asbury Automotive Group                                10,056                 167,432
Blockbuster Cl A                                       42,737(b)              124,792
Books-A-Million                                         1,585                  12,839
Borders Group                                           5,556                  35,003
Brown Shoe                                              2,733                  45,586
Charming Shoppes                                       28,788(b)              148,546
Collective Brands                                       4,005(b)               49,542
Conn's                                                  6,515(b)              114,859
Finish Line Cl A                                       13,512                  88,774
Group 1 Automotive                                      5,841                 155,838
Haverty Furniture Companies                             4,131                  37,716
Hot Topic                                               4,901(b)               26,024
Lithia Motors Cl A                                      3,831                  34,479
Rent-A-Center                                          14,162(b)              304,909
Shoe Carnival                                           2,763(b)               38,599
Sonic Automotive Cl A                                   8,562                 173,723
Stage Stores                                            9,536                 150,097
Stein Mart                                              3,582                  19,092
Talbots                                                   416                   3,340
Zale                                                    6,388(b)              132,359
                                                                      ---------------
Total                                                                       1,863,549
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.3%)
Perry Ellis Intl                                        3,306(b)               75,509
Warnaco Group                                           1,125(b)               51,908
                                                                      ---------------
Total                                                                         127,417
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.5%)
BankUnited Financial Cl A                               4,149                  16,306
Corus Bankshares                                       12,404                  90,920
Downey Financial                                        1,885                  26,654
Imperial Capital Bancorp                                1,061                  15,989
Ocwen Financial                                         6,989(b)               34,526
Triad Guaranty                                          4,020(b)                9,166
                                                                      ---------------
Total                                                                         193,561
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
Universal                                                 701                  44,997
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (1.1%)
Kaman                                                   3,138                  85,040
Rush Enterprises Cl A                                   6,739(b)              108,633
UAP Holding                                             5,117                 199,102
                                                                      ---------------
Total                                                                         392,775
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.1%)
Rural Cellular Cl A                                       599(b)               26,619
USA Mobility                                            3,106(b)               22,177
                                                                      ---------------
Total                                                                          48,796
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $41,081,868)                                                       $36,413,563
-------------------------------------------------------------------------------------






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

MONEY MARKET FUND (2.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 2.72%                                    1,025,441(f)          $1,025,441
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,025,441)                                                         $1,025,441
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $42,107,309)(g)                                                    $37,439,004
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Jan. 31, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2008, the value of foreign securities represented 7.1% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                              CONTRACTS
---------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Mini Russell 2000 Index, June 2008                                                9


(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2008.

(g) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $42,107,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $2,558,000
Unrealized depreciation                                                       (7,226,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                  $(4,668,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Dimensions Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 27, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date June 27, 2008